UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

1031 South Caldwell Street, Suite 200  Charlotte, NC 28203

(Address of principal executive offices)(Zip code)

1031 South Caldwell Street, Suite 200  Charlotte, NC 28203

(Name and address of agent for service)

Registrant's telephone number, including area code: 704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

August 31,2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Queens Road Small Cap Value Fund
	Schedule of Investments
	August 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 70.35%

Aircraft Part & Auxiliary Equipment - 0.72%
21,200	Ducommun, Inc.	$ 393,472

Apparel & Other Financial Prods of Fabrics & Similar Material - 1.03%
20,000	G-III Apparel Group Ltd. *	565,200

Computer Peripheral Equipment, NEC - 1.00%
58,300	Imation Corp. *	404,602
18,900	Radisys Corp.	142,506
		547,108
Construction & Farm Machinery - 1.89%
52,626	Oshkosh Corp. *	1,037,785

Crude Petroleum & Natural Gas - 0.23%
20,000	Vaalco Energy, Inc. *	127,400

Electric Utilities - 0.95%
12,350	MGE Energy, Inc.	520,553

Fats & Oils - 1.84%
60,000	Darling International, Inc. *	1,011,000

Fire, Marine & Casualty Insurance - 4.53%
35,000	Harleysville Group, Inc.	1,003,450
60,700	Hilltop Holdings, Inc. *	472,853
15,900	RLI Corp.	1,005,198
		2,481,501
Food Retail - 0.49%
3,317	Arden Group, Inc. Class-A	270,501

Footwear - 0.51%
52,400	K-Swiss, Inc. Class-A *	279,816

Gas Utilities - 3.00%
33,900	Piedmont Natural Gas Co., Inc.	1,047,510
20,000	UGI Corp.	595,200
		1,642,710
Health Care Distributors & Services - 2.21%
41,080	Owens & Minor, Inc.	1,209,395

Health Care Supplies - 1.06%
2,703	Atrion Corp.	580,875

Home Health Care Service - 0.65%
6,100	Chemed Corp.	354,105

Industrial Machinery - 4.96%
14,978	Chart Industries, Inc. *	708,310
20,875	Graco, Inc.	824,145
43,202	Hurco Co., Inc. *	1,187,191
		2,719,646
Information Technology, Electronic Manufacturing Services - 3.08%
25,400	Park Electrochemical Corp.	628,650
95,100	TTM Technologies, Inc. *	1,062,267
		1,690,917
Insurance Brokers - 1.38%
40,000	American Safety Insurance Holdings Ltd. *	758,400

Measuring & Controlling Devices, NEC - 1.87%
24,500	Cubic Corp.	1,027,285

Mining & Quarrying of Nonmetallic Minerals - 0.51%
128,650	Usec, Inc. *	280,457

Multi-Line Insurance - 1.21%
50,000	Horace Mann Educators Corp.	666,000

Natural Gas Distribution - 4.33%
28,520	New Jersey Resources Corp.	1,343,577
20,000	South Jersey Industries, Inc.	1,030,600
		2,374,177
Networking Equipment - 0.41%
12,850	Bel Fuse, Inc. Class-B	222,819

Office Services & Supplies - 1.15%
20,000	United Stationers, Inc.	630,800

Orthopedic, Prosthetic &Surgical Appliances & Supplies - 1.76%
30,000	Steris Corp.	965,400

Packaged Foods - 1.79%
25,000	Sanderson Farms, Inc.	980,000

Personal Products - 0.96%
31,700	Inter Parfums, Inc.	524,952

Pharmaceutical Preparations - 1.52%
77,600	Prestige Brands Holdings, Inc. *	835,752

Primary Smelting & Refining of Nonferrous Metals - 0.54%
29,100	Horsehead Holding Corp. *	298,275

Property & Casualty Insurance - 1.65%
12,500	Proassurance Corp. *	907,000

Publishing & Printing - 1.80%
35,545	Scholastic Corp.	986,729

Pumps & Pumping Equipment - 1.34%
15,300	Robbins & Myers, Inc.	735,165

Reinsurance - 0.40%
6,000	Endurance Specialty Holdings, Ltd.	216,960

Retail-Miscellaneous Shopping Goods Stores - 1.19%
50,000	Big 5 Sporting Goods Corp.	371,500
107,800	Books-A-Million, Inc.	281,358
		652,858
Retail-Radio, TV & Consumer Electronics Stores - 1.74%
73,500	Radioshack Corp.	956,235

Retail-Women's Clothing Stores - 2.22%
48,000	Cato Corp. Class-A	1,218,240

Semi-Conductors & Related Devices - 0.55%
30,000	Micrel, Inc.	303,300

Services-Advertising - 0.39%
8,400	Valassis Communications, Inc. *	212,268

Services-Computer Integrated System Design - 0.64%
20,000	Unisys Corp. *	351,800

Services-Engineering Services - 1.28%
20,000	URS Corp. *	701,400

Services-Personal Services - 1.89%
20,000	Unifirst Corp.	1,035,600

Specialized Consumer Services - 1.08%
18,400	Plantronics, Inc.	589,720

Sugar & Confectionery Products - 0.64%
39,203	Imperial Sugar Co.	351,259

Systems Software - 0.99%
82,916	Pervasive Software, Inc. *	544,758

Technology-Information & Delivery - 1.97%
23,000	DST Systems	1,079,160

Telephone & Telegraph Apparatus - 0.88%
118,000	Tellabs, Inc.	481,440

Wholesale-Apparel, Piece Goods & Notions - 1.71%
56,435	Delta Apparel, Inc. *	939,078

Wholesale-Computer & Peripheral Equipment & Software - 2.40%
28,000	Tech Data Corp. *	1,318,240

TOTAL FOR COMMON STOCKS (Cost $34,681,971) - 70.35%		$ 38,577,511

CLOSED-END MUTUAL FUNDS - 2.10%
46,900	Central Fund of Canada Limited Class-A***	1,151,395

TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $622,900) - 2.10%		$ 1,151,395

SHORT TERM INVESTMENTS - 17.13%
15,142,736	AIM Short Term Investments Company Prime Portfolio 0.02% ** (Cost $15,142,736)	15,142,736

TOTAL INVESTMENTS (Cost $50,447,607) - 100.06%		$ 54,871,642

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06%)		(32,438)

NET ASSETS - 100.00%		$ 54,839,204

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2011.
*** Passive foreign investment company

NOTES TO FINANCIAL STATEMENTS
Queens Road Small Cap Value Fund
1. SECURITY TRANSACTIONS
At August 31, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $50,447,607 amounted to $4,424,032, which consisted of aggregate gross unrealized appreciation of
$8,136,361 and aggregate gross unrealized depreciation of $3,712,329.

2. SECURITY VALUATION

Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which no sale was reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$38,577,511	$0	$0	$38,577,511
Exchange Traded Funds	$0	$0	$0	$0
Closed-End Funds	$1,151,395	$0	$0	$1,151,395
Cash Equivalents	$15,142,736	$0	$0	$15,142,736
Total	$54,871,642	$0	$0	$54,871,642

	Queens Road Value Fund
	Schedule of Investments
	August 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 77.79%

Aerospace & Defense - 1.09%
3,600	United Technologies Corp.	$ 267,300

Alternative Carriers - 0.67%
5,166	Time Warner, Inc.	163,556

Apparel & Accessories - 1.67%
3,500	V.F. Corp.	409,710

Banks - 0.19%
2,000	US Bancorp	46,420

Broadcasting & Cable TV - 2.10%
20,490	CBS Corp. Class-B	513,275

Computer Storage & Peripherals - 8.79%
30,000	Cisco Systems Inc.	470,100
30,000	Dell, Inc. *	445,950
20,000	EMC Corp. *	451,800
7,000	Hewlett-Packard Co.	182,210
3,500	International Business Machines Corp.	601,685
		2,151,745
Converted Paper & Paperboard Products (No Containers/Boxes) - 1.41%
5,000	Kimberly Clark Corp.	345,800

Electric Utilities - 6.78%
20,900	Duke Energy Corp.	395,219
13,000	Exelon Corp.	560,560
10,700	Progress Energy, Inc.	522,160
4,400	Southern Co.	181,984
		1,659,923
Environmental Services - 1.35%
10,000	Waste Management, Inc.	330,400

Financial Services - 1.62%
8,000	American Express Co.	397,680

Financials-Asset Management & Custody Banks - 2.95%
14,500	Bank of New York Co., Inc.	299715
3,900	T. Rowe Price Group, Inc.	208572
6,000	State Street Corp.	213,120
		721,407
Food & Kindred Products - 3.55%
9,000	Kraft Foods, Inc.	315,180
16,400	Unilever PLC ADR	553,336
		868,516
Health Care Distributors & Services - 1.11%
4,300	WellPoint, Inc.	272,190

Household Products - 1.68%
5,900	Clorox Co.	411,230

Housewares & Specialties - 1.49%
6,380	Fortune Brands, Inc.	364,426

Industrial Conglomerates - 1.35%
3,162	Covidien Ltd.	164,993
4,000	Tyco International Ltd.	166,320
		331,313
Industrial Instruments For Measurement, Display And Control - 0.43%
2,300	Danaher Corp.	105,363

Industrial Machinery - 1.40%
10,200	Ingersoll-Rand Co. Ltd.	341,802

Integrated Oil & Gas - 1.42%
4,700	Exxon Mobil Corp.	347,894

Integrated Telecommunication Services - 2.97%
21,100	AT&T, Inc.	600,928
10,000	Windstream Corp.	127,000
		727,928
Internet Software & Services - 2.15%
16,000	Intel Corp.	322,080
15,000	Yahoo! Inc. *	204,150
		526,230
Movies & Entertainment - 4.39%
11,500	Microsoft Corp.	305,900
44,500	News Corp. Class-A	768,515
		1,074,415
Multi-Sector Holdings - 2.28%
18,800	Leucadia National Corp.	557,044

National Commercial Banks - 1.38%
9,000	JP Morgan Chase & Co.	338,040

Pharmaceuticals - 8.35%
5,000	Bristol Myers Squibb Co.	148,750
9,000	GlaxoSmithkline PLC ADR	385,470
7,050	Johnson & Johnson	463,890
13,820	Merck & Co., Inc.	457,373
31,000	Pfizer, Inc.	588,380
		2,043,863
Property & Casualty Insurance - 3.91%
3	Berkshire Hathaway, Inc. Class-A *	329,307
21,400	Progressive Corp.	410,452
4,300	Travelers Co., Inc.	216,978
		956,737
Restaurants - 1.56%
4,225	McDonalds Corp.	381,982

Services-General Medical & Surgical Hospitals - 1.50%
11,900	Thomson Reuters Corp.	368,186

Ship & Boat Building & Repairing - 1.05%
4,000	General Dynamics Corp.	256,320

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetic - 2.29%
8,800	Procter & Gamble Co.	560,384

Surgical & Medical Instruments & Apparatus - 1.73%
5,100	3M Co.	423,198

Systems Software - 1.68%
24,000	Symantec Corp. *	411,600

Telephone Communications (No Radiotelephone) - 1.48%
10,000	Verizon Communications, Inc.	361,650

TOTAL FOR COMMON STOCKS (Cost $16,663,326) - 77.79%		$ 19,037,527

EXCHANGE TRADED FUND - 2.18%
Gold & Silver Ores - 2.18%
30,000	iShares Comex Gold *	534,600

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $295,769) - 2.18%		$ 534,600

SHORT TERM INVESTMENTS - 19.87%
4,863,472	AIM Short Term Investment Company Prime Portfolio 0.02% ** (Cost $4,863,472)	4,863,472

TOTAL INVESTMENTS (Cost $21,822,567) - 99.85%		24,435,599

OTHER ASSETS LESS LIABILITIES - 0.15%		37,223

NET ASSETS - 100.00%		$ 24,472,822

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2011.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Queens Road Value Fund
1. SECURITY TRANSACTIONS
At August 31, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,822,567, amounted to $2,613,029, which consisted of aggregate gross unrealized appreciation of
$3,675,729 and aggregate gross unrealized depreciation of $1,062,700.

2. SECURITY VALUATION

Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which no sale was reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$19,037,527	$0	$0	$19,037,527
Exchange Traded Funds	534,600	$0	$0	$534,600
Preferred Stocks	$0			$0
Cash Equivalents	$4,863,472	$0	$0	$4,863,472
Total	$24,435,599	$0	$0	$24,435,599

ITEM 2. CONTROLS AND PROCEDURES.

   (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

  (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date October 21, 2011

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date October 21, 2011

* Print the name and title of each signing officer under his or her signature.